Revenue from Contracts with Customers - Revenue Disaggregated by Geography (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 6,807	$ 5,086	$ 11,001	$ 8,273	$ 21,215	$ 29,919
United States
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	219	686	578	1,786	3,687	3,920
Europe, Russia & CIS
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,520	1,604	6,102	2,980	8,512	15,262
Middle East & Africa
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	675	221	689	297	1,226	1,576
Asia-Pacific
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,188	2,222	2,893	2,499	6,523	5,377
Canada & Latin America
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 205	$ 353	$ 739	$ 711	$ 1,267	$ 3,784